February 28, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:         Mr. Mark Cowan
              Document Control - EDGAR

Re:           AXP Variable Portfolio - Select Series, Inc.
                   AXP Variable Portfolio - Core Equity Fund
              Post-Effective Amendment No. 2
              File No. 333-113780/811-21534

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 2 (Amendment). This Amendment was filed electronically on Feb. 22, 2005.

If you have any questions or concerns regarding this filing, please contact Heidi Brommer at (612) 671-2403 or me at (612) 671-4321.

Sincerely,



/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    American Express Financial Corporation